Cover	Feb. 23, 2024	Jan. 25, 2024
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Feb. 23, 2024
Entity Registrant Name		Lightning eMotors, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39283
Entity Tax Identification Number		84-4605714
Entity Address, Address Line One		815 14th Street SW
Entity Address, Address Line Two		Suite A100
Entity Address, City or Town		Loveland
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80537
City Area Code		800
Local Phone Number		223-0740
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001802749